Lease liabilities (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Lease Liabilities Arising From Financing Activities [Line Items]
Balance at beginning of period	€ 661,685
Repayment of lease liabilities (including interest expense)	139,926
Balance at end of period	686,322
Non-current	554,825	€ 518,728
Current	131,497	€ 142,957
Lease liabilities
Disclosure Of Lease Liabilities Arising From Financing Activities [Line Items]
Interest expense	13,366
Repayment of lease liabilities (including interest expense)	(86,431)
Additions due to new leases and store renewals	152,615
Decrease of lease liabilities due to store closures	(5,143)
Translation differences	€ (49,770)